Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant accounting policies
Summary of Group's cash and cash equivalents deposited in financial institutions locations

	As of December 31,
	2022	2023
	RMB	RMB
Financial institutions in the mainland PRC
—Denominated in Chinese Renminbi (“RMB”)	1,290,408	2,414,169
—Denominated in USD	3,541	3,614
Total cash balances held at mainland PRC financial institutions	1,293,949	2,417,783
Hong Kong
—Denominated in RMB	9,884	9,904
—Denominated in USD	5,990	194,145
Total cash balances held at the Hong Kong financial institutions	15,874	204,049
Cayman Islands
—Denominated in RMB	273	272
—Denominated in USD	279,065	218,703
Total cash balances held at the Cayman Islands financial institutions	279,338	218,975
Total cash and cash equivalents balances held at financial institutions	1,589,161	2,840,807

Schedule of estimated useful lives property and equipment

Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Equipment, fixtures and furniture, and other fixed assets	5 - 10 years

Schedule of reconciliation of total interest costs to interest expense as reported in the consolidated statements of comprehensive income

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total interest expense	9,469	6,501	5,005
Less: interest expense capitalized	(1,532)	—	—
Interest expense	7,937	6,501	5,005

Schedule of amortization period of intangible assets
Purchased software	3 - 10 years

Summary of activities of the asset retirement obligation liability

	As of December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	3,597	3,773
Accretion expense	176	185
Balance at the end of the year	3,773	3,958

Summary of customers of prepayment, other current assets and vendors of total retail costs

The Group’s hotel operating costs and retail costs include the costs of hotel supplies and retail products purchased from third party vendors. The following table summarizes vendors with greater than 10% of Group’s purchase of products.

	As of December 31,
	2021	2022	2023
Vendor A	*	*	14%
*	Less than 10%